Borrowing - Summary of Borrowings (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands	1 Months Ended
	Apr. 30, 2021 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)
Bank of Jiangsu Co Ltd Beijing Branch
Short-term Debt [Line Items]
Repayments of short term borrowings	¥ 50,000
Bank of Jiangsu Co Ltd Beijing Branch | Bank Time Deposits [Member]
Short-term Debt [Line Items]
Loan secured		$ 8,280	¥ 54,026	$ 51,080	¥ 355,609
SPD Silicon Valley Bank
Short-term Debt [Line Items]
Repayments of short term borrowings	¥ 80,000
SPD Silicon Valley Bank | Bank Time Deposits [Member]
Short-term Debt [Line Items]
Loan secured		$ 12,564	¥ 81,981	$ 12,300	¥ 85,630